As filed with the Securities and Exchange Commission on 9/29/04

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8461

Grand Prix Funds, Inc.
(Exact name of registrant as specified in charter)

Wilton Executive Campus
15 River Road, Suite 220
Wilton, Connecticut 06897
(Address of principal executive offices) (Zip code)

Robert Zuccaro
Target Investors, Inc.
Wilton Executive Campus
15 River Road, Suite 220
Wilton, Connecticut 06897
(Name and address of agent for service)

203-761-9600
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

GRAND PRIX FUND

SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

Shares		Value
	COMMON STOCKS - 101.5%
	Aerospace & Defense - 4.1%
26,000	Armor Holdings, Inc. *	$949,000

	Business Services - 4.4%
17,000	Alliance Data Systems Corporation*	675,070
10,000	SFBC International, Inc. *	340,300
		1,015,370

	Computers - 4.0%
15,000	Research In Motion Limited *(1)	925,050

	Consumer Products - 3.6%
12,000	The Black & Decker Corporation	838,920

	Distribution - 1.6%
18,000	WESCO International, Inc. *	369,900

	Diversified Manufacturing - 1.9%
18,000	EnPro Industries, Inc. *	445,680

	Electronics - 11.9%
24,000	Ceradyne, Inc. *	920,880
14,000	FLIR Systems, Inc. *	890,820
25,000	Mine Safety Appliances Company	928,750
		2,740,450

	Food & Beverage - 1.6%
18,000	Hansen Natural Corporation *	369,000

	Healthcare Services & Supplies - 12.0%
12,000	Alcon, Inc. (1)	919,200
15,000	Cantel Medical Corp. *	385,500
16,000	Intuitive Surgical, Inc. *	366,080
25,000	Sierra Health Services, Inc. *	1,105,000
		2,775,780

	Metals - 5.2%
9,000	Carpenter Technology Corporation	387,000
50,000	Metals USA, Inc. *	817,500
		1,204,500

	Oil & Gas - 19.9%
25,000	Burlington Resources Inc.	$954,250
14,000	Giant Industries, Inc. *	338,800
11,000	Lone Star Technologies, Inc. *	366,520
40,000	Southwestern Energy Company *	1,287,600
20,000	Ultra Petroleum Corp. * (1)	897,400
25,000	XTO Energy, Inc.*	747,500
		4,592,070

	Retail - 13.8%
30,000	Aeropostale, Inc. *	914,400
40,000	Copart, Inc. *	890,000
16,000	The Pantry, Inc. *	348,640
34,000	Urban Outfitters, Inc. *	1,011,160
		3,164,200

	Telecommunications - 3.4%
30,000	Western Wireless Corporation - Class A *	791,700

	Transportation - 14.1%
25,000	Air T., Inc.	375,750
16,000	The Greenbrier Companies, Inc.	367,200
12,000	Nordic American Tanker Shipping Limited (1)	397,320
25,000	Teekay Shipping Corporation (1)	994,500
22,000	UTI Worldwide, Inc. (1)	1,132,780
		3,267,550
	TOTAL COMMON STOCKS (Cost $22,962,427)	23,449,170

Principal
Amount
	SHORT-TERM INVESTMENTS - 6.5%
	VARIABLE RATE DEMAND NOTES# - 6.5%
$329,331	American Family Financial Services, Inc., 1.054%	248,624
913,866	U.S. Bank, N.A., 1.22%	913,866
326,411	Wisconsin Corporate Central Credit Union, 1.14%	326,411
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,488,901)	1,488,901
	TOTAL INVESTMENTS - (Cost $24,451,328) - 108.0%	24,938,071
	Other Assets Less Liabilities - (8.0)%	(1,844,107)
	Total Net Assets - 100.0%	$23,093,964

* Non-income producing security.
(1) Foreign Security
# Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2004.

SUPER CORE FUND

SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

Shares		Value
	COMMON STOCKS - 77.1%
	Biotechnology - 7.7%
5,539	Amgen Inc. *	$315,058
4,178	Gilead Sciences, Inc. *	270,066
		585,124

	Building & Housing - 4.5%
736	NVR, Inc. *	342,976

	Computers - 4.7%
10,057	Dell Inc.*	356,722

	Diversified - 4.1%
9,270	General Electric Company	308,228

	E-Commerce - 3.2%
3,162	eBay Inc.*	247,679

	Financial Services - 3.4%
5,867	Citigroup Inc.	258,676

	Food & Beverage - 3.3%
13,239	Tyson Foods, Inc. - Class A	252,335

	Medical Products - 3.9%
5,507	INAMED Corporation*	298,369

	Metals - 4.4%
13,609	The Timken Company	338,048

	Mulitmedia - 3.3%
294	The Washington Post Company - Class B	255,163

	Networking Products - 3.9%
14,230	Cisco Systems, Inc. *	296,838

	Oil & Gas - 7.9%
6,930	Exxon Mobil Corporation	320,859
9,299	XTO Energy, Inc.	278,040
		598,899

	Pharmaceuticals - 7.6%
8,911	Medicis Pharmaceutical Corporation - Class A	318,746
8,091	Pfizer Inc.	258,588
		577,334

	Retail - 4.5%
11,410	Urban Outfitters, Inc.	339,333

	Semiconductors - 3.4%
10,727	Intel Corporation	$261,524

	Software - 3.9%
10,369	Microsoft Corporation	295,102

	Textiles & Apparel - 3.4%
6,057	Coach, Inc.*	259,179
	TOTAL COMMON STOCKS (Cost $5,338,785)	5,871,529

	EXCHANGE TRADED FUNDS - 7.7%
5,107	iShares Russell 2000 Growth Index Fund	290,946
8,479	NASDAQ - 100 Index Tracking Stock	296,087
	TOTAL EXCHANGE TRADED FUNDS (Cost $530,103)	587,033

Principal
Amount	SHORT-TERM INVESTMENTS - 25.4%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.1%
$1,300,000	Federal Home Loan Bank, 1.12%, Due 8/2/04	1,299,959
	Total U.S. Government Agency Obligations	1,299,959
	VARIABLE RATE DEMAND NOTES# - 8.3%
140,000	American Family Financial Services, Inc., 1.0514%	140,000
357,321	U.S. Bank, N.A., 1.22%	357,321
140,000	Wisconsin Corporate Central Credit Union, 1.14%	140,000
	Total Variable Rate Demand Notes	637,321
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,937,280)	1,937,280
	TOTAL INVESTMENTS - (Cost $7,806,168) - 110.2%	8,395,842
	Liabilities, less Other Assets - (10.2)%	(780,529)
	Total Net Assets - 100.0%	$7,615,313

* Non-income producing security.
# Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rate listed is as of July 31, 2004.

Item 2. Controls and Procedures.

(a)	The registrantäs President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report on Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Grand Prix Funds, Inc.

By (Signature and Title)_/s/ Robert Zuccaro
                                                  Robert Zuccaro, President

Date  9/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ Robert Zuccaro
                                                   Robert Zuccaro, President

Date_9/28/04_____________________________________

By (Signature and Title) _/s/ Mary Jane Boyle
                                                   Mary Jane Boyle, Treasurer

Date_9/28/04_____________________________________